Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Shares		Fair Value
	CLOSED-END FUNDS - 75.7%
48,497	abrdn Income Credit Strategies Fund	$329,780
142,901	abrdn Total Dynamic Dividend Fund	1,151,782
73,462	AllianceBernstein Global High Income Fund	743,435
81,172	Allspring Income Opportunities Fund	529,241
30,493	Barings Global Short Duration High Yield Fund	409,826
77,339	BlackRock Enhanced International Dividend Trust	407,577
59,300	BlackRock Science and Technology Term Trust	990,903
150,103	Blackstone Strategic Credit Fund	1,699,166
196,425	BNY Mellon High Yield Strategies Fund	449,813
215,286	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	1,798,715
204,843	Destra Multi-Alternative Fund	1,276,172
70,670	First Trust High Income Long/Short Fund	854,400
123,914	First Trust High Yield Opportunities 2027 Term Fund	1,726,122
202,167	First Trust/Aberdeen Global Opportunity Income Fund	1,271,630
64,274	Kayne Anderson MLP/Midstream Investment Company	564,326
69,673	KKR Income Opportunities Fund	875,790
130,965	Mexico Equity & Income Fund, Inc.	1,466,808
212,735	Morgan Stanley Emerging Markets Domestic Debt Fund Inc.	991,345
93,045	New America High Income Fund Inc.	655,037
15,000	Nuveen Core Plus Impact Fund	151,200
129,592	PGIM Global High Yield Fund, Inc.	1,472,165
64,601	PGIM Short Duration High Yield Opportunities Fund	969,015
268,411	Templeton Emerging Markets Income Fund Inc.	1,368,896
449,978	Templeton Global Income Fund	1,705,417
10,000.0	Tortoise Energy Infrastructure Corporation	287,700
280,594	Virtus Convertible & Income Fund	945,602
363,445	Virtus Convertible & Income Fund II	1,083,066
152,339	Virtus Global Multi-Sector Income Fund	1,192,814
62,623	Virtus Stone Harbor Emerging Markets Income Fund	269,905
168,723	Western Asset Emerging Markets Debt Fund, Inc.	1,553,939
206,409	Western Asset High Income Opportunity Fund, Inc.	796,739
	TOTAL CLOSED-END FUNDS - (Cost $28,816,525)	29,988,326

	COMMON STOCK - 9.5%
	Consumer Discretionary - 2.3%
47,604	Cresud SACIF y A (b)	$451,286
48,528	Despegar.com, Inc. (a) (b)	459,075
		910,361
	Energy - 2.9%
35,935	Petróleo Brasileiro, S.A. (b)	573,882
18,989	Transportadora de Gas del Sur (a) (b)	286,544
9,840	Vista Oil & Gas S.A. de C.V. (a) (b)	290,378
		1,150,804
	Financials - 1.2%
33,900	Arcos Dorados Holdings, Inc. (b)	430,191
10,423	Banco BBVA Argentina S.A. (b)	56,701
		486,892

Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2023

Shares			Fair Value
	COMMON STOCK - 9.5% - Continued
	Industrials - 1.2%
8,000	Uber Technologies, Inc. (a)		$492,560

	Materials - 0.2%
14,000	Lithium Americas Argentina Corp.		88,480
470	Loma Negra Compania Industrial Argentina S.A. (b)		3,332
			91,812
	Real Estate - 1.1%
47,901	Inversiones y Representaciones S.A. (b)		411,952

	Utilities - 0.6%
4,606	Empresa Distribuidora Y Comercializadora Norte S.A. (a) (b)		89,218
14,000	Central Puerto S.A. (b)		127,400
			216,618

	TOTAL COMMON STOCKS - (Cost $2,908,005)		3,760,999

	Real Estate Investment Trust - 2.6%
77,539	Seven Hills Realty Trust		1,003,355

	TOTAL REAL ESTATE INVESTMENT TRUST - (Cost $778,462)		1,003,355

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS - 1.5%
	Money Market Funds - 1.5%
600,812	First American Government Obligations Fund, Class X (c)	5.299	$600,812

	TOTAL SHORT TERM INVESTMESTS - (Cost $600,812)		600,812

	TOTAL INVESTMENTS - 89.3% - (Cost $33,103,804)		35,353,492
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.7%		4,219,115
	NET ASSETS - 100.0%		$39,572,607

(a)	Non-income Producing Security.
(b)	American Depository Receipt (ADR)
(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.